Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Variable Series Trust II
Prospectus Date	rr_ProspectusDate	May 01, 2012
Supplement [Text Block]	cfvst11_SupplementTextBlock
Prospectus Supplement — January 18, 2013 to the Prospectus listed below, as supplemented
Variable Portfolio — Partners Small Cap Growth Fund	Prospectus Dated May 1, 2012

The "Principal Investment Strategies of the Fund" in the Summary of the Fund is superseded and replaced as follows:

Under normal market conditions, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) are invested in the equity securities of small-capitalization companies. Small-capitalization companies are defined as those companies with a market capitalization of up to $2.5 billion, or that fall within the range of the Russell 2000® Growth Index (the Index). The market capitalization range of the companies included in the Index was $27 million to $4.6 billion as of December 31, 2012. The market capitalization range and composition of the Index is subject to change. Up to 25% of the Fund's net assets may be invested in foreign investments.

VP - Partners Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfvst11_SupplementTextBlock
Prospectus Supplement — January 18, 2013 to the Prospectus listed below, as supplemented
Variable Portfolio — Partners Small Cap Growth Fund	Prospectus Dated May 1, 2012

The "Principal Investment Strategies of the Fund" in the Summary of the Fund is superseded and replaced as follows:

Under normal market conditions, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) are invested in the equity securities of small-capitalization companies. Small-capitalization companies are defined as those companies with a market capitalization of up to $2.5 billion, or that fall within the range of the Russell 2000® Growth Index (the Index). The market capitalization range of the companies included in the Index was $27 million to $4.6 billion as of December 31, 2012. The market capitalization range and composition of the Index is subject to change. Up to 25% of the Fund's net assets may be invested in foreign investments.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in the equity securities of small-capitalization companies. Small-capitalization companies are defined as those companies with a market capitalization of up to $2.5 billion, or that fall within the range of the Russell 2000® Growth Index (the Index). The market capitalization range of the companies included in the Index was $27 million to $4.6 billion as of December 31, 2012. The market capitalization range and composition of the Index is subject to change. Up to 25% of the Fund’s net assets may be invested in foreign investments.